Provisions - Additional Information (Detail) - USD ($) $ in Thousands								1 Months Ended	4 Months Ended	12 Months Ended	14 Months Ended	25 Months Ended
	Feb. 16, 2022	Feb. 07, 2022	Feb. 01, 2019	Jan. 02, 2018	Jan. 10, 2017	Dec. 28, 2015	Jan. 25, 2011	Jan. 04, 2011	Nov. 20, 2010	Dec. 31, 2024	Jun. 20, 2010	Mar. 20, 2009	Feb. 03, 2023	Dec. 04, 2017
Disclosure of Provisions [Line Items]
Description of provision for lawsuits and contingencies										The Group has recognized pending lawsuits, claims and contingencies, which are probable and can be reasonably estimated.
TGN [member]
Disclosure of Provisions [Line Items]
Claims amounts by TGN	$ 231,000
Natural gas transportation contract and payment of unpaid invoices								$ 3,000	$ 10,000		$ 31,000	$ 30,000
TGN [member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
Annual interest rate	4.00%
TGN [member] | Top of range [member]
Disclosure of Provisions [Line Items]
Annual interest rate	6.00%
TGN [member] | Settlement Agreement For The Amount Payable In Four Instalments [Member] | Entering into commitments [member]
Disclosure of Provisions [Line Items]
Estimated financial effect of financial liabilities													$ 190,600
CNDC [member]
Disclosure of Provisions [Line Items]
Transfer amount and interest						$ 98,000
TGM [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Settlement amount														$ 114,000
Installment amount														7,000
TGM [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Installment amount														$ 13,000
TGM [member] | Commencement of major litigation [member] | Lawsuits and arbitrations proceedings [member]
Disclosure of Provisions [Line Items]
Litigation settlements initial payment				$ 107,000
Payment for settlement amount			$ 1,000
TGM [member] | Commencement of major litigation [member] | Interruptible exportation transport contract [member]
Disclosure of Provisions [Line Items]
Payment for settlement amount			$ 1,860
TGM [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Payment for agreement under litigation rights and claims benefits of the dispute between YPF, AESU and SULGAS					$ 60,000
OPDS [member] | YPF S.A. [member]
Disclosure of Provisions [Line Items]
Description of risk in environmental claims							On January 25, 2011, YPF executed an agreement with the Provincial Agency for Sustainable Development (“OPDS”, by its acronym in Spanish) of the Province of Buenos Aires, under the Remediation, Liability and Environmental Risk Control Program, created under Resolution No. 88/2010 of the OPDS.
Agreement Extended Period							24 months
Refinery term period							8 years
Loss contingency damages sought		This decision determined the co-defendants’ joint liability for the damages in the following proportions: YPF 90% (the Argentine Government 80% and YPF 20%) and the 2 co-defendant companies 10%. The decision was appealed by the Company.
OPDS [member] | YPF S.A. [member] | Bottom of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons							88.00%
OPDS [member] | YPF S.A. [member] | Top of range [member]
Disclosure of Provisions [Line Items]
Percentage of hydrocarbons							91.00%